[Investors Bank & Trust Company Letterhead]

				October 15, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     UBS Private Investor Funds, Inc.
	File Nos. 33-64401 and 811-07431

Ladies and Gentlemen:

	Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of UBS Private Investor Funds, Inc. (the "Company"), the undersigned certifies that (i) the form of the Prospectus dated April 7, 1997 for UBS Institutional International Equity Fund as supplemented October 10, 1997 and the Company's Statement of Additional Information ("SAI") dated October 10, 1997, that would have been filed under paragraph (c) of Rule 497 would not have differed from (a) the Supplemented Prospectus contained in and incorporated by reference into, and (b) the SAI contained in, Post-Effective Amendment ("PEA") No. 5, the most recent amendment to the Trust's Registration Statement on Form N-1A, which became effective with the Commission on October 10, 1997, and (ii) the text of PEA No. 5 was filed electronically via EDGAR on October 10, 1997.

	Questions regarding this filing should be directed to the undersigned at (617) 330-6413, or in her absence, to Katherine Kirrane at (617) 330-6691.

				Very truly yours,

				/s/Susan C. Mosher
				Susan C. Mosher, Esq.

cc:     Burton Leibert
	Richard Fabietti
	Martin Flanigan